CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Equity attributable to owners of parent	Stated capital	Accumulated losses	Other reserves	Non-controlling interests	Total
Beginning balance, Equity at Dec. 31, 2020	$ 1,209,975	$ 4,530,870	$ (2,835,390)	$ (485,505)	$ 14,216	$ 1,224,191
NCI arising on business combination					611	611
Share-based payment expense	8,706			8,706		8,706
Total transactions with owners of the Company	8,706			8,706	611	9,317
Profit/(loss) for the period	47,301		47,301		(1,142)	46,159
Other comprehensive (loss)/income	(39,289)			(39,289)	159	(39,130)
Total comprehensive (loss)/income for the period	8,012		47,301	(39,289)	(983)	7,029
Ending balance, Equity at Sep. 30, 2021	1,226,693	4,530,870	(2,788,089)	(516,088)	13,844	1,240,537
Beginning balance, Equity at Dec. 31, 2020	1,209,975	4,530,870	(2,835,390)	(485,505)	14,216	1,224,191
Share-based payment expense				13,003
Options converted to shares				(342,768)
Other comprehensive (loss)/income				(22,557)
Ending balance, Equity at Dec. 31, 2021	1,520,368	5,223,484	(2,860,205)	(842,911)	223,188	1,743,556
NCI arising on business combination					831	831
Share-based payment expense	10,230			10,230		10,230
Options converted to shares		86,470		(86,470)
Other reclassifications related to share based payment	(1,275)		1,560	(2,835)		(1,275)
Total transactions with owners of the Company	8,955	86,470	1,560	(79,075)	831	9,786
Profit/(loss) for the period	(205,694)		(205,694)		(9,162)	(214,856)
Other comprehensive (loss)/income	(48,833)			(48,833)	5,969	(42,864)
Total comprehensive (loss)/income for the period	(254,527)		(205,694)	(48,833)	(3,193)	(257,720)
Ending balance, Equity at Sep. 30, 2022	$ 1,274,796	$ 5,309,954	$ (3,064,339)	$ (970,819)	$ 220,826	$ 1,495,622